PAYDEN FLOATING RATE FUND	Summary Prospectus

Investor Class PYFRX	November 11, 2013

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.payden.com/prospectus. You can also get this information at no cost by calling 800-572-9336, or by sending an e-mail to payden@umb.com. The Fund’s prospectus, dated November 11, 2013, and statement of additional information, dated February 28, 2013, as supplemented on November 11, 2013, are incorporated by reference into this summary prospectus.

INVESTMENT OBJECTIVE:

The Fund’s investment objective is to seek a high level of current income through floating rate debt instruments, with a secondary objective of long-term capital appreciation.

FEES AND EXPENSES:

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed, if you redeem or exchange shares within 30 days of purchase of the shares)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.55%
Other Expenses[1]	0.75%
Total Annual Fund Operating Expenses	1.30%
Fee Waiver or Expense Reimbursement[2]	0.55%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.75%

[1]	Other Expenses are based on estimated amounts for the Fund’s first fiscal year.
[2]

Payden & Rygel (“Payden”) has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest and taxes) exceed 0.75%. This agreement has an initial term ending November 11, 2014; it may be renewed and may be amended by approval of a majority of the Fund’s Board of Trustees.

Example of Fund Expenses: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

1 Year	3 Years
$77	$358

Portfolio Turnover. The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. The Fund began operations on November 11, 2013. As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

1	Payden Mutual Funds

PAYDEN FLOATING RATE FUND

PRINCIPAL INVESTMENT STRATEGIES:

ª

Under normal circumstances, the Fund invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt instruments. Floating rate loans are typically debt obligations with interest rates that adjust or “float” periodically, often on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate plus a premium.

ª

The Fund invests primarily in senior floating rate loans of domestic and foreign borrowers. The reason these loans are called “senior” is because loans are considered senior in a borrower’s capital structure in that no debt is ahead of the loans in terms of priority of payment. Where an instrument ranks in priority of payment is referred to as seniority. Based on this ranking, a corporate issuer in the event of a default will direct payments such that the senior most creditors are paid first, while the most junior equity holders are paid last. In a typical structure, senior secured and unsecured creditors will be first in right of payment, followed by subordinate bond holders, junior bondholders, preferred shareholders and common shareholders. Loans are typically senior, secured debt instruments and rank highest in the capital structure of corporations. Thus, throughout this discussion, the floating rate loans in which the Fund invests are referred to as “Senior Loans.”

ª

The Fund invests in Senior Loans that are syndicated loans. These loans are structured by a syndicator, such as a bank or other lender, which also markets the loans to potential investors, such as the Fund. The Fund may invest in Senior Loans in one of three ways. First, much like an initial public offering of equity securities, the Fund could be one of the initial investors in the Senior Loan and thus would invest directly as a signatory to the original loan agreement. Second, the Fund could also invest directly in the Senior Loan by assignment from an original lender. Third, the Fund may invest indirectly in the Senior Loan through a loan participation agreement.

ª

Under normal market conditions, the Fund invests a substantial portion of its total assets in Senior Loans and other debt instruments that are rated below investment grade (commonly called “junk bonds”). Investment grade debt instruments are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are instruments that Payden determines to be of comparable quality.

ª

Payden seeks to maintain broad borrower and industry diversification among the Fund’s Senior Loans. When selecting Senior Loans, Payden seeks to implement a systematic risk-weighted approach that utilizes fundamental analysis of risk/return characteristics. Senior Loans may be sold if, in Payden’s opinion, the risk-return profile deteriorates or to pursue more attractive investment opportunities.

ª

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans, other floating rate debt securities, fixed income debt obligations and money market instruments. Money market holdings with a remaining maturity of less than 60 days are deemed floating rate assets.

ª

To the extent the Fund invests in assets that are denominated in a currency other than the U.S. dollar, the Fund may engage in foreign currency exchange contracts and other currency strategies to convert such foreign currencies into U.S. dollars to hedge against fluctuations in currency exchange rates.

ª

To the extent the Fund invests in fixed rate Senior Loans, other fixed rate loans or other fixed rate debt instruments, the Fund may engage in interest rate swaps in which it pays a fixed rate of interest to a counterparty and receives a floating rate of interest from the counterparty to hedge against fluctuations in interest rates. In addition, the notional amount of the Fund’s investments in interest rate swaps will be the amount that is counted toward satisfaction of the Fund’s policy of investing 80% of its total assets in floating rate loans or other floating rate debt instruments.

ª

The Fund may invest up to 20% of its assets in fixed rate fixed income securities in which the Fund has not entered into any interest rate swaps. Such fixed rate fixed income securities include, but are not limited to, corporate bonds, preferred securities, convertible securities, asset-backed securities, mortgage-backed securities and U.S. Government debt securities.

ª	The Fund’s investments in any floating rate and fixed income securities may be of any maturity.

ª	The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers.

ª

The Fund may invest up to 30% of its total assets in collateralized loan obligations (“CLOs”). CLOs are asset-backed securities that are formed to hold and manage diversified pools of Senior Loans. These asset-backed structures issue several debt tranches that typically include at least a AAA-rated tranche, a AA-rated tranche and a BBB-rated tranche and that have rights to the collateral and payment stream, in descending order. The proceeds from the debt tranches are used to purchase the corporate loans. CLOs are usually rated by two of the three major ratings agencies and impose a series of covenant tests on the respective collateral managers, including minimum rating and industry diversification. The Fund would potentially invest in these rated debt tranches issued by the CLOs.

Payden Mutual Funds	2

PAYDEN FLOATING RATE FUND

ª	The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:

Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:

ª

Market Risk. Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

ª

Credit Risk. Debt instruments are also subject to credit risk. Credit risk is the risk that the issuer of a debt instrument will be unable to make interest or principal payments on time. A debt instrument’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt instruments involve lower credit risk than lower-rated debt instruments. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt instruments than for U.S. Government debt instruments.

ª

Senior Loans Risk. There is less readily available, reliable information about most Senior Loans than is the case for many other types of securities. An economic downturn generally leads to a higher non-payment rate, and a Senior Loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value. No active trading market may exist for certain Senior Loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a Senior Loan and which may make it difficult to value Senior Loans. Also, because Payden relies mainly on its own evaluation of the creditworthiness of borrowers, the Fund is particularly dependent on portfolio management’s analytical abilities. Although Senior Loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated.

ª

Below Investment Grade Credit. Below investment grade instruments (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt instruments may fluctuate more than the market prices of investment grade debt instruments and may decline more significantly in periods of general economic difficulty.

ª

Interest Rates. As interest rates rise, the value of fixed income investments is likely to decline. Conversely, when interest rates decline, the value of fixed income investments is likely to rise. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Investments with longer maturities typically offer higher yields, but are more sensitive to changes in interest rates than investments with shorter maturities, making them more volatile. In a declining interest rate environment, prepayment of loans may increase. In such circumstances, the Fund may have to reinvest the repayment proceeds at lower yields.

ª

Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.

ª

Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of debt instruments, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

ª

Mortgage-Backed/Asset-Backed Securities. Investing in mortgage-backed and asset-backed securities pose additional risks, principally with respect to increased prepayment risk. Many mortgage-backed securities and asset-backed securities may be prepaid prior to maturity. During periods of falling interest rates, prepayments may accelerate, which would require the Fund to reinvest the proceeds at a lower interest rate.

3	Payden Mutual Funds

PAYDEN FLOATING RATE FUND

ª

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

ª

Non-Diversification Risk. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:

Performance information for the Fund has not been presented because the Fund has not been in operation for a full calendar year as of the date of this Prospectus.

MANAGEMENT:

Investment Adviser. Payden & Rygel is the Fund’s investment adviser.

Portfolio Manager. Sabur Moini is a Principal and portfolio manager. Mr. Moini has been with Payden since 2000. Jordan Lopez is a Vice President and portfolio manager. Mr. Lopez has been with Payden since 2004.

PURCHASE AND SALE OF FUND SHARES:

The minimum initial and additional investment amounts for each type of account are shown below, although the Fund or the Fund’s distributor may in its discretion lower or waive these amounts for certain categories of investors.

ACCOUNT TYPE	INITIAL INVESTMENT	ADDITIONAL INVESTMENT

Regular	$100,000	$250

Tax-Sheltered	$100,000	$250

Electronic Investment

Set schedule	$100,000	$250

No set schedule	$100,000	$250

Automatic Exchange	NA	$250

You may redeem shares by contacting the Fund in writing, at Payden Mutual Funds, P.O. Box 1611, Milwaukee, WI 53201-1611, by calling 1-800-572-9336, via the Fund’s Internet site at payden.com, or through a financial intermediary. Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

Payden Mutual Funds	4

PAYDEN FLOATING RATE FUND

TAX INFORMATION:

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Tax-deferred amounts may be subject to tax later.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Internet site for more information.

5	Payden Mutual Funds

PAYDEN FLOATING RATE FUND	Summary Prospectus

Institutional Class PYFIX	November 11, 2013

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.payden.com/prospectus. You can also get this information at no cost by calling 800-572-9336, or by sending an e-mail to payden@umb.com. The Fund’s prospectus, dated November 11, 2013, and statement of additional information, dated February 28, 2013, as supplemented on November 11, 2013, are incorporated by reference into this summary prospectus.

INVESTMENT OBJECTIVE:

The Fund’s investment objective is to seek a high level of current income through floating rate debt instruments, with a secondary objective of long-term capital appreciation.

FEES AND EXPENSES:

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed, if you redeem or exchange shares within 30 days of purchase of the shares)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.55%
Other Expenses[1]	0.75%
Total Annual Fund Operating Expenses	1.30%
Fee Waiver or Expense Reimbursement[2]	0.65%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.65%

[1]	Other Expenses are based on estimated amounts for the Fund’s first fiscal year.
[2]

Payden & Rygel (“Payden”) has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest and taxes) exceed 0.75%. This agreement has an initial term ending November 11, 2014; it may be renewed and may be amended by approval of a majority of the Fund’s Board of Trustees.

Example of Fund Expenses: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

1 Year	3 Years
$66	$348

Portfolio Turnover. The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. The Fund began operations on November 11, 2013. As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

1	Payden Mutual Funds

PAYDEN FLOATING RATE FUND

PRINCIPAL INVESTMENT STRATEGIES:

ª

Under normal circumstances, the Fund invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt instruments. Floating rate loans are typically debt obligations with interest rates that adjust or “float” periodically, often on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate plus a premium.

ª

The Fund invests primarily in senior floating rate loans of domestic and foreign borrowers. The reason these loans are called “senior” is because loans are considered senior in a borrower’s capital structure in that no debt is ahead of the loans in terms of priority of payment. Where an instrument ranks in priority of payment is referred to as seniority. Based on this ranking, a corporate issuer in the event of a default will direct payments such that the senior most creditors are paid first, while the most junior equity holders are paid last. In a typical structure, senior secured and unsecured creditors will be first in right of payment, followed by subordinate bond holders, junior bondholders, preferred shareholders and common shareholders. Loans are typically senior, secured debt instruments and rank highest in the capital structure of corporations. Thus, throughout this discussion, the floating rate loans in which the Fund invests are referred to as “Senior Loans.”

ª

The Fund invests in Senior Loans that are syndicated loans. These loans are structured by a syndicator, such as a bank or other lender, which also markets the loans to potential investors, such as the Fund. The Fund may invest in Senior Loans in one of three ways. First, much like an initial public offering of equity securities, the Fund could be one of the initial investors in the Senior Loan and thus would invest directly as a signatory to the original loan agreement. Second, the Fund could also invest directly in the Senior Loan by assignment from an original lender. Third, the Fund may invest indirectly in the Senior Loan through a loan participation agreement.

ª

Under normal market conditions, the Fund invests a substantial portion of its total assets in Senior Loans and other debt instruments that are rated below investment grade (commonly called “junk bonds”). Investment grade debt instruments are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are instruments that Payden determines to be of comparable quality.

ª

Payden seeks to maintain broad borrower and industry diversification among the Fund’s Senior Loans. When selecting Senior Loans, Payden seeks to implement a systematic risk-weighted approach that utilizes fundamental analysis of risk/return characteristics. Senior Loans may be sold if, in Payden’s opinion, the risk-return profile deteriorates or to pursue more attractive investment opportunities.

ª

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans, other floating rate debt securities, fixed income debt obligations and money market instruments. Money market holdings with a remaining maturity of less than 60 days are deemed floating rate assets.

ª

To the extent the Fund invests in assets that are denominated in a currency other than the U.S. dollar, the Fund may engage in foreign currency exchange contracts and other currency strategies to convert such foreign currencies into U.S. dollars to hedge against fluctuations in currency exchange rates.

ª

To the extent the Fund invests in fixed rate Senior Loans, other fixed rate loans or other fixed rate debt instruments, the Fund may engage in interest rate swaps in which it pays a fixed rate of interest to a counterparty and receives a floating rate of interest from the counterparty to hedge against fluctuations in interest rates. In addition, the notional amount of the Fund’s investments in interest rate swaps will be the amount that is counted toward satisfaction of the Fund’s policy of investing 80% of its total assets in floating rate loans or other floating rate debt instruments.

ª

The Fund may invest up to 20% of its assets in fixed rate fixed income securities in which the Fund has not entered into any interest rate swaps. Such fixed rate fixed income securities include, but are not limited to, corporate bonds, preferred securities, convertible securities, asset-backed securities, mortgage-backed securities and U.S. Government debt securities.

ª	The Fund’s investments in any floating rate and fixed income securities may be of any maturity.

ª	The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers.

ª

The Fund may invest up to 30% of its total assets in collateralized loan obligations (“CLOs”). CLOs are asset-backed securities that are formed to hold and manage diversified pools of Senior Loans. These asset-backed structures issue several debt tranches that typically include at least a AAA-rated tranche, a AA-rated tranche and a BBB-rated tranche and that have rights to the collateral and payment stream, in descending order. The proceeds from the debt tranches are used to purchase the corporate loans. CLOs are usually rated by two of the three major ratings agencies and impose a series of covenant tests on the respective collateral managers, including minimum rating and industry diversification. The Fund would potentially invest in these rated debt tranches issued by the CLOs.

Payden Mutual Funds	2

PAYDEN FLOATING RATE FUND

ª	The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:

Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:

ª

Market Risk. Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

ª

Credit Risk. Debt instruments are also subject to credit risk. Credit risk is the risk that the issuer of a debt instrument will be unable to make interest or principal payments on time. A debt instrument’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt instruments involve lower credit risk than lower-rated debt instruments. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt instruments than for U.S. Government debt instruments.

ª

Senior Loans Risk. There is less readily available, reliable information about most Senior Loans than is the case for many other types of securities. An economic downturn generally leads to a higher non-payment rate, and a Senior Loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value. No active trading market may exist for certain Senior Loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a Senior Loan and which may make it difficult to value Senior Loans. Also, because Payden relies mainly on its own evaluation of the creditworthiness of borrowers, the Fund is particularly dependent on portfolio management’s analytical abilities. Although Senior Loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated.

ª

Below Investment Grade Credit. Below investment grade instruments (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt instruments may fluctuate more than the market prices of investment grade debt instruments and may decline more significantly in periods of general economic difficulty.

ª

Interest Rates. As interest rates rise, the value of fixed income investments is likely to decline. Conversely, when interest rates decline, the value of fixed income investments is likely to rise. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Investments with longer maturities typically offer higher yields, but are more sensitive to changes in interest rates than investments with shorter maturities, making them more volatile. In a declining interest rate environment, prepayment of loans may increase. In such circumstances, the Fund may have to reinvest the repayment proceeds at lower yields.

ª

Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.

ª

Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of debt instruments, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

3	Payden Mutual Funds

PAYDEN FLOATING RATE FUND

ª

Mortgage-Backed/Asset-Backed Securities. Investing in mortgage-backed and asset-backed securities pose additional risks, principally with respect to increased prepayment risk. Many mortgage-backed securities and asset-backed securities may be prepaid prior to maturity. During periods of falling interest rates, prepayments may accelerate, which would require the Fund to reinvest the proceeds at a lower interest rate.

ª

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

ª

Non-Diversification Risk. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:

Performance information for the Fund has not been presented because the Fund has not been in operation for a full calendar year as of the date of this Prospectus.

MANAGEMENT:

Investment Adviser. Payden & Rygel is the Fund’s investment adviser.

Portfolio Manager. Sabur Moini is a Principal and portfolio manager. Mr. Moini has been with Payden since 2000. Jordan Lopez is a Vice President and portfolio manager. Mr. Lopez has been with Payden since 2004.

PURCHASE AND SALE OF FUND SHARES:

The minimum initial and additional investment amounts for each type of account are shown below, although the Fund or the Fund’s distributor may in its discretion lower or waive these amounts for certain categories of investors.

ACCOUNT TYPE	INITIAL INVESTMENT	ADDITIONAL INVESTMENT

Regular	$50,000,000	$250

Tax-Sheltered	$50,000,000	$250

Electronic Investment

Set schedule	$50,000,000	$250

No set schedule	$50,000,000	$250

Automatic Exchange	NA	$250

You may redeem shares by contacting the Fund in writing, at Payden Mutual Funds, P.O. Box 1611, Milwaukee, WI 53201-1611, by calling 1-800-572-9336, via the Fund’s Internet site at payden.com, or through a financial intermediary. Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

Payden Mutual Funds	4

PAYDEN FLOATING RATE FUND

TAX INFORMATION:

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Tax-deferred amounts may be subject to tax later.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Internet site for more information.

5	Payden Mutual Funds

PAYDEN FLOATING RATE FUND	Summary Prospectus

Adviser Class PYFAX	November 11, 2013

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.payden.com/prospectus. You can also get this information at no cost by calling 800-572-9336, or by sending an e-mail to payden@umb.com. The Fund’s prospectus, dated November 11, 2013, and statement of additional information, dated February 28, 2013, as supplemented on November 11, 2013, are incorporated by reference into this summary prospectus.

INVESTMENT OBJECTIVE:

The Fund’s investment objective is to seek a high level of current income through floating rate debt instruments, with a secondary objective of long-term capital appreciation.

FEES AND EXPENSES:

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed, if you redeem or exchange shares within 30 days of purchase of the shares)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.55%
Other Expenses[1]	0.75%
Distribution (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.55%
Fee Waiver or Expense Reimbursement[2]	0.55%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.00%

[1]	Other Expenses are based on estimated amounts for the Fund’s first fiscal year.
[2]

Payden & Rygel (“Payden”) has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding 12b-1 Distribution Fees, Acquired Fund Fees and Expenses, interest and taxes) exceed 0.75%. This agreement has an initial term ending November 11, 2014; it may be renewed and may be amended by approval of a majority of the Fund’s Board of Trustees.

Example of Fund Expenses: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

1 Year	3 Years
$102	$436

Portfolio Turnover. The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. The Fund began operations on November 11, 2013. As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

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PAYDEN FLOATING RATE FUND

PRINCIPAL INVESTMENT STRATEGIES:

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Under normal circumstances, the Fund invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt instruments. Floating rate loans are typically debt obligations with interest rates that adjust or “float” periodically, often on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate plus a premium.

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The Fund invests primarily in senior floating rate loans of domestic and foreign borrowers. The reason these loans are called “senior” is because loans are considered senior in a borrower’s capital structure in that no debt is ahead of the loans in terms of priority of payment. Where an instrument ranks in priority of payment is referred to as seniority. Based on this ranking, a corporate issuer in the event of a default will direct payments such that the senior most creditors are paid first, while the most junior equity holders are paid last. In a typical structure, senior secured and unsecured creditors will be first in right of payment, followed by subordinate bond holders, junior bondholders, preferred shareholders and common shareholders. Loans are typically senior, secured debt instruments and rank highest in the capital structure of corporations. Thus, throughout this discussion, the floating rate loans in which the Fund invests are referred to as “Senior Loans.”

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The Fund invests in Senior Loans that are syndicated loans. These loans are structured by a syndicator, such as a bank or other lender, which also markets the loans to potential investors, such as the Fund. The Fund may invest in Senior Loans in one of three ways. First, much like an initial public offering of equity securities, the Fund could be one of the initial investors in the Senior Loan and thus would invest directly as a signatory to the original loan agreement. Second, the Fund could also invest directly in the Senior Loan by assignment from an original lender. Third, the Fund may invest indirectly in the Senior Loan through a loan participation agreement.

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Under normal market conditions, the Fund invests a substantial portion of its total assets in Senior Loans and other debt instruments that are rated below investment grade (commonly called “junk bonds” ). Investment grade debt instruments are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are instruments that Payden determines to be of comparable quality.

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Payden seeks to maintain broad borrower and industry diversification among the Fund’s Senior Loans. When selecting Senior Loans, Payden seeks to implement a systematic risk-weighted approach that utilizes fundamental analysis of risk/return characteristics. Senior Loans may be sold if, in Payden’s opinion, the risk-return profile deteriorates or to pursue more attractive investment opportunities.

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The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans, other floating rate debt securities, fixed income debt obligations and money market instruments. Money market holdings with a remaining maturity of less than 60 days are deemed floating rate assets.

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To the extent the Fund invests in assets that are denominated in a currency other than the U.S. dollar, the Fund may engage in foreign currency exchange contracts and other currency strategies to convert such foreign currencies into U.S. dollars to hedge against fluctuations in currency exchange rates.

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To the extent the Fund invests in fixed rate Senior Loans, other fixed rate loans or other fixed rate debt instruments, the Fund may engage in interest rate swaps in which it pays a fixed rate of interest to a counterparty and receives a floating rate of interest from the counterparty to hedge against fluctuations in interest rates. In addition, the notional amount of the Fund’s investments in interest rate swaps will be the amount that is counted toward satisfaction of the Fund’s policy of investing 80% of its total assets in floating rate loans or other floating rate debt instruments.

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The Fund may invest up to 20% of its assets in fixed rate fixed income securities in which the Fund has not entered into any interest rate swaps. Such fixed rate fixed income securities include, but are not limited to, corporate bonds, preferred securities, convertible securities, asset-backed securities, mortgage-backed securities and U.S. Government debt securities.

ª	The Fund’s investments in any floating rate and fixed income securities may be of any maturity.

ª	The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers.

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The Fund may invest up to 30% of its total assets in collateralized loan obligations (“CLOs”). CLOs are asset-backed securities that are formed to hold and manage diversified pools of Senior Loans. These asset-backed structures issue several debt tranches that typically include at least a AAA-rated tranche, a AA-rated tranche and a BBB-rated tranche and that have rights to the collateral and payment stream, in descending order. The proceeds from the debt tranches are used to purchase the corporate loans. CLOs are usually rated by two of the three major ratings agencies and impose a series of covenant tests on the respective collateral managers, including minimum rating and industry diversification. The Fund would potentially invest in these rated debt tranches issued by the CLOs.

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ª	The Fund is “non-diversified,” which means that Payden may from time to time invest a larger percentage of the Fund’s assets in securities of a limited number of issuers.

PRINCIPAL INVESTMENT RISKS:

Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:

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Market Risk. Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.

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Credit Risk. Debt instruments are also subject to credit risk. Credit risk is the risk that the issuer of a debt instrument will be unable to make interest or principal payments on time. A debt instrument’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt instruments involve lower credit risk than lower-rated debt instruments. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt instruments than for U.S. Government debt instruments.

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Senior Loans Risk. There is less readily available, reliable information about most Senior Loans than is the case for many other types of securities. An economic downturn generally leads to a higher non-payment rate, and a Senior Loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value. No active trading market may exist for certain Senior Loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a Senior Loan and which may make it difficult to value Senior Loans. Also, because Payden relies mainly on its own evaluation of the creditworthiness of borrowers, the Fund is particularly dependent on portfolio management’s analytical abilities. Although Senior Loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated.

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Below Investment Grade Credit. Below investment grade instruments (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt instruments may fluctuate more than the market prices of investment grade debt instruments and may decline more significantly in periods of general economic difficulty.

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Interest Rates. As interest rates rise, the value of fixed income investments is likely to decline. Conversely, when interest rates decline, the value of fixed income investments is likely to rise. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Investments with longer maturities typically offer higher yields, but are more sensitive to changes in interest rates than investments with shorter maturities, making them more volatile. In a declining interest rate environment, prepayment of loans may increase. In such circumstances, the Fund may have to reinvest the repayment proceeds at lower yields.

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Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.

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Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of debt instruments, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

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PAYDEN FLOATING RATE FUND

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Mortgage-Backed/Asset-Backed Securities. Investing in mortgage-backed and asset-backed securities pose additional risks, principally with respect to increased prepayment risk. Many mortgage-backed securities and asset-backed securities may be prepaid prior to maturity. During periods of falling interest rates, prepayments may accelerate, which would require the Fund to reinvest the proceeds at a lower interest rate.

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Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

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Non-Diversification Risk. The Fund is “non-diversified,” which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. Accordingly, events that affect a few — or even one — of the Fund’s investments may have a greater impact on the value of the Fund’s shares than they would if the Fund were diversified.

PAST FUND PERFORMANCE:

Performance information for the Fund has not been presented because the Fund has not been in operation for a full calendar year as of the date of this Prospectus.

MANAGEMENT:

Investment Adviser. Payden & Rygel is the Fund’s investment adviser.

Portfolio Manager. Sabur Moini is a Principal and portfolio manager. Mr. Moini has been with Payden since 2000. Jordan Lopez is a Vice President and portfolio manager. Mr. Lopez has been with Payden since 2004.

PURCHASE AND SALE OF FUND SHARES:

The minimum initial and additional investment amounts for each type of account are shown below, although the Fund or the Fund’s distributor may in its discretion lower or waive these amounts for certain categories of investors.

ACCOUNT TYPE	INITIAL INVESTMENT	ADDITIONAL INVESTMENT

Regular	$5,000	$250

Tax-Sheltered	$2,000	$250

Electronic Investment

Set schedule	$2,000	$250

No set schedule	$5,000	$250

Automatic Exchange	NA	$250

You may redeem shares by contacting the Fund in writing, at Payden Mutual Funds, P.O. Box 1611, Milwaukee, WI 53201-1611, by calling 1-800-572-9336, via the Fund’s Internet site at payden.com, or through a financial intermediary. Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

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PAYDEN FLOATING RATE FUND

TAX INFORMATION:

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Tax-deferred amounts may be subject to tax later.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Internet site for more information.

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